GENERAL (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Working capital, net	$ 221	$ 130	$ 0
Property and equipment	565	2,486	22
Other intangible assets	190	1,690	0
Fair values of assets acquired and liabilities, Net	688	3,973	251
Global Telematics [Member]
Business Acquisition [Line Items]
Working capital, net	221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)
Fair values of assets acquired and liabilities, Net	$ 688